Intangible Assets - Disclosure of Information for Cash-generating Units (Details) - NZD ($) $ in Thousands	6 Months Ended
	Jul. 31, 2018	Jul. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 2,399
Impairment expense	(3,399)
United States [Member]
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 5,798